Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

May 18, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of DWS Massachusetts Tax-Free Fund (the “Fund”), a series of DWS State Tax-Free Income Series (the “Trust”); (Reg. Nos. 002-81549 and 811-03657)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective 75 days after filing. No fees are required in connection with this filing.

The Amendment reflects the reorganization of DWS Massachusetts Tax-Free Fund (the “Predecessor Fund”) into a newly created shell series of the Trust (the “New Fund”), which New Fund is substantially similar in all material respects to its respective Predecessor Fund.  The Predecessor Fund is formerly a series of DWS State Tax Free Trust (Securities Act File No. 002-84021, Investment Company Act File No. 811-03749).

The Board of the Trust and of DWS State Tax Free Trust, has approved the proposed reorganizations. The Board of the Predecessor Fund has approved an Agreement and Plan of Reorganization under which the Predecessor Fund will be reorganized into its corresponding New Fund.  The reorganization is intended to have no effect on the way the Predecessor Fund is managed or how its shares are offered.

The New Fund has the same investment objectives, policies, and operations as its corresponding Predecessor Fund and will offer the same classes of shares.  The prospectus and statement of additional information for the New Fund is identical to the currently effective prospectus and statement of additional information of the New Fund’s corresponding Predecessor Fund, except as necessary to note that the New Fund is newly offered and provide updates to the disclosure.

The Amendment has been electronically coded to show changes from the appropriate previously effective registration statement post-effective amendment.

Any comments or questions on this filing should be directed to the undersigned at 617-295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price